Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Disclosure Text Block [Abstract]
Minimum Percentage of Gross Income Required from Certain Qualifying Sources	90.00%
Impairment of Intangible Assets, Finite-lived	$ 0	$ 0
Goodwill, Impairment Loss	0	0
Asset Impairment Charges	$ 0	$ 0